Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 5,320,022		¥ 4,122,659	¥ 5,620,466	$ 760,753
Short-term deposits	3,112,207		2,026,245		445,040
Total current assets	9,736,830		12,011,870		1,392,348
Long-term deposits	0		3,059,860		0
Long-term investments	1,514,042		825,533		216,505
Other non-current assets	114,384		110,960		16,357
Total assets	13,779,299		18,382,970		1,970,415
Accounts payable	584,557		615,254		83,593
Deferred revenue	468,221		427,702		66,955
Total current liabilities	2,079,791		6,398,532		297,408
Other non-current liabilities	39,605		129,051		5,663
Total liabilities	2,694,511		6,950,297		$ 385,311
Net income	804,013		1,039,573	1,957,581
Net cash provided by operating activities	1,183,109	$ 169,187	1,639,994	2,277,161
Net cash provided by investing activities	164,470	$ 23,521	(558,887)	2,413,069
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	715,383		1,060,972
Short-term deposits	150,000		0
Other current assets	502,995		519,462
Total current assets	1,368,378		1,580,434
Long-term deposits	0		150,000
Long-term investments	153,984		182,002
Other non-current assets	150,794		184,053
Total assets	1,673,156		2,096,489
Accounts payable	466,625		510,373
Deferred revenue	396,719		394,895
Other current liabilities	307,567		372,044
Total current liabilities	1,170,911		1,277,312
Other non-current liabilities	3,245		9,492
Total liabilities	1,174,156		1,286,804
Net revenues	8,367,094		9,392,080	11,203,950
Net income	3,028,247		3,117,577	4,179,878
Net cash provided by operating activities	2,967,161		3,347,280	4,118,893
Net cash provided by investing activities	¥ 750		¥ 2,050	¥ 726,076